Concentration Risk	12 Months Ended
Dec. 31, 2022
Concentration Risk [Abstract]
CONCENTRATION RISK
19.	CONCENTRATION RISK

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable. The Group conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts. The Group conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.

	For the years ended December 31,
	2020	2021	2022
Percentage of the Group’s total revenue
Customer A	26%	*	*
Customer B	*	15%	11%
Customer C	*	*	15%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of December 31,
	2021	2022
Percentage of the Group’s accounts receivable
Customer B	23%	30%
Customer C	13%	33%
Customer D	10%	15%
Customer E	*	12%
Customer F	*	10%

The following table sets forth a summary of each supplier who represent 10% or more of the Group’s total purchase:

	For the years ended December 31,
	2020	2021	2022
Percentage of the Group’s total purchase
Supplier A	10%	*	*
Supplier B	*	12%	24%
Supplier C	*	11%	19%
Supplier D	*	10%	16%

*	represent percentage less than 10%